Risk management	12 Months Ended
Dec. 31, 2021
Risk management
Risk management
29.	Risk management

The main risks that could adversely affect the Group’s financial assets, liabilities or future cash flows are foreign exchange risk, liquidity and credit risk. Management reviews and approves policies for managing each of the risks which are summarized below.

Foreign exchange risk

Foreign exchange risk is the risk that fluctuations in exchange rates will adversely affect items in the Group’s statement of comprehensive income, statement of financial position and/or cash flows. Foreign currency denominated assets and liabilities give rise to foreign exchange exposure.

Foreign currency sensitivity

The following table demonstrate the sensitivity to a reasonably possible change in US Dollar exchange rates against Ruble, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the carrying amount of monetary assets and liabilities denominated in US Dollar when these currencies are not functional currencies of the respective Group subsidiary. The Group’s exposure to foreign currency changes for all other currencies is not material.

		Effect on profit before tax
	change in US Dollar	Gain/(loss)
2021	+10%	122
	-10%	(122)

2020	+10%	192
	-10%	(192)

Liquidity risk and capital management

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. The Group seeks to maintain a stable funding base primarily consisting of agents’ deposits, current accounts and due to banks, retail deposits from customers and debt. The Deposits received from agents are due on demand, but are usually offset against future payments processed through agents. The Group expects that agents’ deposits will continue to be offset against future payments and not be called by the agents. Сustomer accounts and amounts due to banks, trade and other payables are due on demand. The Group has sufficient cash balances and keeps it in diversified portfolios of liquid instruments such as government bonds, correspondent account with CBR and overnight placements in high-rated commercial banks, in order to be able to respond timely and steady to unforeseen liquidity requirements.

Since 2014, the Russian economy has been going through a period of macroeconomic slowdown and liquidity shortage in a number of markets (including those in which the Group operates), caused among other things by falling oil prices, ruble devaluation and the economic sanctions regime. Banks and other entities in Russia decreased credit limits in their everyday operations and it was noted that the Group’s merchants and partners also started and in certain cases continued to request from the Group larger collaterals to hedge their risks. The Group was able to manage these conditions and requirements to date, though the liquidity shortage in the market if exacerbated may have further negative effects on the Group’s operations, which cannot be now reliably estimated.

According to CBR requirements, a bank’s capital calculated based on CBR instruction should be not less than certain portion of its risk-adjusted assets. As of December 31, 2021, QIWI Bank JSC’s capital ratio is above the minimal level required of 8%. The Group monitors the fulfillment of requirements on a daily basis and sends the reports to CBR on a monthly basis. During the years ended December 31, 2021 and 2020 QIWI Bank JSC met the capital adequacy requirements.

29.	Risk management (continued)

Liquidity risk and capital management (continued)

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. Capital includes share capital, share premium, additional paid-in capital, other reserves and translation reserve. To maintain or adjust the capital structure, the Group may make dividend payments to shareholders or issue new shares. Currently, the Group requires capital to finance its growth, but it generates sufficient cash from its operations. The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments.

		Due:
				More than a
	Total	On demand	Within a year	year
Debt	4,772	—	86	4,686
Lease liabilities	710	—	324	386
Trade and other payables	23,365	23,365	—	—
Customer accounts and amounts due to banks	7,635	6,801	834	—
Total as of December 31, 2021	36,482	30,166	1,244	5,072

		Due:
				More than a
	Total	On demand	Within a year	year
Debt	6,640	1,549	91	5,000
Lease liabilities	1,116	—	354	762
Trade and other payables	29,528	29,528	—	—
Customer accounts and amounts due to banks	12,337	11,181	1,120	36
Total as of December 31, 2020	49,621	42,258	1,565	5,798

Credit risk

Financial assets of the Group, which potentially subject the Company and its subsidiaries, joint ventures and associates to credit risk, consist principally of trade receivables, loans issued, cash and short-term investments. The Group sells services on a prepayment basis or ensures that its receivables are from customers with an appropriate credit history – large merchants and agents with sufficient and appropriate credit history. The Group’s receivables from merchants and others, except for agents, are generally non-interest-bearing and do not require collateral. Receivables from agents are interest-bearing and unsecured. The Group holds cash primarily with reputable Russian and international banks, including CBR, which management considers having minimal risk of default, although credit ratings of Russian and Kazakh banks are generally lower than those banks in more developed markets. Short-term debt securities include corporate and government bonds.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The carrying amount of accounts receivable, net of allowance for impairment of receivables, represents the maximum amount exposed to the credit risk for this type of receivables (Note 13).

29.	Risk management (continued)

Credit risk (continued)

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables (except for advances issued) using a provision matrix:

December 31, 2021	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.06%	19%	94%	95%
Exposure at default	11,241	79	34	477	11,831
Expected credit loss	(7)	(15)	(32)	(455)	(509)

December 31, 2020	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.13%	1%	69%	92%
Exposure at default	6,092	1,035	230	118	7,475
Expected credit loss	(8)	(7)	(159)	(109)	(283)

The Group evaluates the concentration of risk with respect to trade and other receivables on a regular basis. The customers are located in several jurisdictions and industries and operate in largely independent markets. The table below demonstrates the largest counterparties’ balances, as a percentage of respective totals:

	Trade and other receivables
	As of December 31,	As of December 31,
	2020	2021
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	54%	64%
Others	46%	36%

The Group is also exposed to substantial credit risk through the loans to small and medium legal entities, where Qiwi Bank JSC serves as a lender and bears all credit risk on outstanding loans. When granting these loans, the Group uses automated scoring solvency models and evaluates individually each application for the probability of fraud and default. It uses the information from the external resourses as well as internally established metodology in order to approve or reject the application. Qiwi Bank can also use manual verification for determining the credit limit for the approved applicants.

As part of the credit risk assessment of the factoring transactions, the Group evaluates the credit risk of an individual client as well as of the debtor. Management believes that debtor risk assessment is an important source of additional security and credit quality guarantee. Procedures and responsibilities for assessing and managing credits risks of clients and debtors are clearly stipulated in the Group internal risk policy. To assess clients’ accounts receivables as a form of collateral, management analyzes each debtor individually and collectively at the portfolio level (risk concentration, turnover ratios and other parameters). The Group also makes allowances for the dual structure of collateral for the assets placed under factoring operations. According to such structure, the debtor whose receivables are assigned to the Group must fulfill its obligations and in case the debtor fails to fulfill its contractual liabilities, the liabilities are transferred to the client under recourse. Compared with traditional lending, therefore, the assets are better collateralized and the credit risk is lower.

The management established a credit committee that develops and approves general principles for lending and takes special measures to mitigate credit risk such as a reduction of the credit limits for unreliable clients and more advanced scoring models for the new borrowers. See Note 12 for the carrying amount of loans issued and the maximum amount exposed to the credit risk for these type of assets.

29.	Risk management (continued)

Market risk

The Group is exposed to market risks by holding the trading portfolio of bonds. The market risk management is aimed to keep the level of market risk assumed by the Group in accordance with the Group’s strategy. The Group manages its market risks both on a portfolio and individual basis. The most commonly used tools are VAR (value at risk) and stop-loss limits, which are set by the Group’s risk appetite and Group’s portfolio investment guidelines approved by the BOD.